Fair Value Measurements - Inputs in the Valuation Model (Details)	Dec. 31, 2021 yr USD ($)
Private placement warrants | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	11.50
Private placement warrants | Common stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	14.18
Private placement warrants | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	26.5
Private placement warrants | Expected term of the warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input | yr	4.92
Private placement warrants | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	1.25
Private placement warrants | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input | $	0
Underwriter Warrants | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	11.50
Underwriter Warrants | Common stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	14.18
Underwriter Warrants | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	26.5
Underwriter Warrants | Expected term of the warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input | yr	4.92
Underwriter Warrants | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	1.25
Underwriter Warrants | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input | $	0
OTM Warrants | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	15.00
OTM Warrants | Common stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	14.18
OTM Warrants | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	28.0
OTM Warrants | Expected term of the warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input | yr	9.93
OTM Warrants | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	1.52
OTM Warrants | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input | $	0
PIPE Warrants | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	11.50
PIPE Warrants | Common stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	14.18
PIPE Warrants | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	26.5
PIPE Warrants | Expected term of the warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input | yr	4.92
PIPE Warrants | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	1.25
PIPE Warrants | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input | $	0